Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents (in Dollars)	$ 5,134,863		$ 1,293,709
Advances to suppliers (in Dollars)	3,128,344		$ 2,972,534
Depreciation expense (in Dollars)	$ 1,207	$ 997
Value added tax rate	6.00%
Tax benefit	50.00%
Subject to examination by the tax authorities	5 years
Aggregate deposits	$ 75,000			¥ 500,000
Uninsured funds (in Dollars)	$ 518,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		20.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	32.90%		13.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.20%		10.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.60%
Supplier One [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	24.00%	23.70%
Supplier One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	29.00%		24.10%
Supplier Two [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.70%	21.80%
Supplier Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	17.10%		19.60%
Supplier Three [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.60%	15.00%
Supplier Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.90%		19.30%
Supplier Four [Member] | Total Purchases [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.10%	12.40%
Supplier Four [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	12.70%		15.50%
Supplier Five [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	10.70%		13.70%
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%